Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2026
Entity File Number	000-55510
Entity Registrant Name	CNH Industrial Capital LLC
Entity Central Index Key	0001552493
Entity Tax Identification Number	39-1937630
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 CNH Way
Entity Address, City or Town	Waterford
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53185
City Area Code	262
Local Phone Number	636-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false